Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Biotechnology Portfolio’s, Health Care Portfolio’s, Health Care Services Portfolio’s, Medical Equipment and Systems Portfolio’s, and Pharmaceuticals Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the funds will be held during the third quarter of 2016, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELHC-16-03 1.918629.109	June 2, 2016

Supplement to the
Telecommunications Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Telecommunications Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ATLC-16-03 1.845214.116	June 2, 2016

Supplement to the
Telecommunications Portfolio
Class I
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Telecommunications Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ATLCI-16-02 1.845215.115	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each funds’s fundamental “invests primarily” policy. A meeting of the shareholders of the funds will be held during the third quarter of 2016, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELTS-16-02 1.918618.109	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2016
Prospectus

The Board of Trustees has approved a fund name change from Electronics Portfolio to Semiconductors Portfolio effective October 1, 2016. The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Communications Equipment Portfolio’s, Computers Portfolio's, Electronics Portfolio's, IT Services Portfolio's, Software and IT Services Portfolio's (formerly Software and Computer Services Portfolio), and Technology Portfolio's fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policies of Communications Equipment Portfolio and IT Services Portfolio. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELTEC-16-02 1.918659.113	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Automotive Portfolio's, Construction and Housing Portfolio's, Consumer Discretionary Portfolio’s, Leisure Portfolio's, Multimedia Portfolio's, and Retailing Portfolio's fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policies of Construction and Housing Portfolio and Consumer Discretionary Portfolio. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCON-16-02 1.913699.114	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCS-16-02 1.918665.105	June 2, 2016

Supplement to the
Consumer Staples Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ACSF-16-03 1.847521.113	June 2, 2016

Supplement to the
Consumer Staples Portfolio
Class I
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ACSFI-16-02 1.855552.112	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Energy Portfolio's, Energy Service Portfolio's, Natural Gas Portfolio's, and Natural Resources Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the funds will be held during the third quarter of 2016, to vote on this proposal. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELNR-16-02 1.913321.111	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policies of Banking Portfolio and Consumer Finance Portfolio. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELFIN-16-03 1.916419.117	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policies of Environment and Alternative Energy Portfolio and Industrials Portfolio. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Industrial Equipment Portfolio and Industrials Portfolio pursuant to which Industrial Equipment Portfolio would be reorganized on a tax-free basis with and into Industrials Portfolio.

The Agreement provides for the transfer of all of the assets of Industrial Equipment Portfolio in exchange for shares of Industrials Portfolio equal in value to the net assets of Industrial Equipment Portfolio and the assumption by Industrials Portfolio of all of the liabilities of Industrial Equipment Portfolio. After the exchange, Industrial Equipment Portfolio will distribute the Industrials Portfolio shares to its shareholders pro rata, in liquidation of Industrial Equipment Portfolio. As a result, shareholders of Industrial Equipment Portfolio will become shareholders of Industrials Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Industrial Equipment Portfolio is expected to be held during the third quarter of 2016 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Industrial Equipment Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about October 14, 2016. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Industrials Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCI-16-04 1.911519.117	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fundamental concentration policy of Materials Portfolio. A meeting of the shareholders of each fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELMT-16-02 1.918620.105	June 2, 2016

Supplement to the
Gold Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Gold Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AGLD-16-03 1.847523.115	June 2, 2016

Supplement to the
Gold Portfolio
Class I
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Gold Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AGLDI-16-02 1.853418.114	June 2, 2016

Supplement to the
Materials Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Materials Portfolio’s fundamental “invests primarily” policy. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AMF-16-03 1.847525.114	June 2, 2016

Supplement to the
Materials Portfolio
Class I
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Materials Portfolio’s fundamental “invests primarily” policy. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the Board of Trustees has approved, subject to shareholder approval, a proposal to modify the fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016 to vote on these proposals. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AMFI-16-02 1.855559.113	June 2, 2016

Supplement to the
Fidelity® Select Portfolios®
Utilities Sector
April 29, 2016
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each funds’s fundamental “invests primarily” policy. A meeting of the shareholders of the funds will be held during the third quarter of 2016, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELUTL-16-02 1.918622.105	June 2, 2016